UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-8399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Ernest L. Schmider

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – June 30, 2006

Item 1. Proxy Voting Record

The Proxy Voting Record, stated below, encompasses all Portfolios in the PIMCO Variable Insurance Trust except the following Portfolios: All Asset Portfolio, CommodityRealReturn Strategy Portfolio, Emerging Markets Bond Portfolio, Foreign Bond Portfolio (U.S. Dollar-Hedged), Global Bond Portfolio (Unhedged), Long-Term U.S. Government Portfolio, Low Duration Portfolio, Money Market Portfolio, RealEstateRealReturn Strategy Portfolio, StocksPLUS® Total Return Portfolio, and Total Return Portfolio II, in which there were no proxy votes to report.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Issuer Name	Exchange Ticker Symbol	CUSIP or ISIN	Security Holder Meeting Date	Matter Voted On	Issuer or Security Holder Proposal	Vote Cast (Y/N?)	Vote Cast: For, Against, Abstain	Vote Cast “For” or “Against” Management or “Abstain”
PIMCO High Yield Portfolio

	Aearo Co.	N/A	007594AC8	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	AmerisourceBergen Corp.	N/A	03073EAB1	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For

	Cenveo Corp.	N/A	56032EAD5	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	Commonwealth Brands, Inc.	N/A	202740AE6	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For

	Commonwealth Brands, Inc.	NA	202740AA4	NA	Consent to the proposed amendments	Issuer	Y	For	For

	Commonwealth Brands, Inc.	NA	202740AE6	NA	Consent to the proposed amendments	Issuer	Y	For	For

	Crown Euro Holdings S.A.	NA	228344AC1	NA	Consent to the proposed amendments	Issuer	Y	For	For

	Crown Euro Holdings S.A.	NA	228344AD9	NA	Consent to the proposed amendments	Issuer	Y	For	For

	Dresser, Inc.	N/A	26157VAB3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	Dresser, Inc.	NA	26157VAB3	NA	Consent to the proposed amendments	Issuer	Y	For	For

	El Paso CGP Co.	NA	190441AK1	NA	Consent to the proposed amendments	Issuer	Y	For	For

	El Paso CGP Co.	NA	190441BC8	NA	Consent to the proposed amendments	Issuer	Y	For	For

	El Paso CGP Co.	NA	190441BF1	NA	Consent to the proposed amendments	Issuer	Y	For	For

	El Paso CGP Co.	N/A	190441AP0	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	El Paso CGP Co.	N/A	190441AR6	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	Fisher Scientific International, Inc.	N/A	338032AS4	NA	Consent to the proposed amendments	Issuer	Y	For	For

	HealthSouth Corp.	N/A	421924AX9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	HealthSouth Corp.	N/A	421924AZ4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	ISP Holdings, Inc.	N/A	450295AE0	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	John Q. Hammons Hotels LP	N/A	40862PAC1	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For

	Kerr-McGee Corp.	N/A	492386AU1	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	Abstain	Abstain

	Nextel Communications, Inc.	N/A	65332VBE2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	Nextel Communications, Inc.	N/A	65332VBD4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	NRG Energy, Inc.	NA	629377AS1	NA	Consent to the proposed amendments	Issuer	Y	For	For

	NRG Energy, Inc.	N/A	629377AS1	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	Premier Entertainment Biloxi LLC	N/A	74051CAB2	N/A	Consent to the proposed amendments in the Indenture	Issuer	N	Abstain	Abstain

	Qwest Services Corp.	N/A	74913RAH4	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For

	RJ Reynolds Tobacco Holdings, Inc.	N/A	76182KAN5	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	Roundy’s, Inc.	N/A	779268AE1	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For

	SESI LLC	N/A	78412FAC8	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	Superior Essex Communications LLC	N/A	86815WAD5	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	Targeted Return Index Securities Trust	N/A	87613YAJ0	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For

PIMCO Real Return Portfolio

	Asset-Backed Securities Corp. Home Equity Loan Trust	NA	04541GDF6	NA	Consent to the proposed amendments	Issuer	Y	Against	Against

PIMCO Short-Term Portfolio

	AmeriGas Partners LP	N/A	03073XAC7	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

	Caesars Entertainment, Inc.	N/A	700690AB6	NA	Consent to the proposed amendments	Issuer	Y	For	For

PIMCO StocksPLUS® Growth & Income Portfolio

	La Quinta Corp.	N/A	58501TAJ7	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

PIMCO Total Return Portfolio

	Torrens Trust	N/A	89140VAA3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO VARIABLE INSURANCE TRUST

By:	/s/ Ernest L. Schmider
Ernest L. Schmider, Principal Executive Officer

Date: August 25, 2006